This is filed pursuant to Rule 497(c).
File Nos. 33-84270 and 811-08776.

















































00250203.AG7

(LOGO)(R)                 ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Maryland
Investors

    There are no percentage investment limitations on the Fund's ability to engage in the investment practices identified in clauses (i) through (xvi) in the carryover paragraph on page 5 and 6 of the Prospectus, except to the extent any such limitations are set forth in that paragraph or under "Description of the Fund--Additional Investment Practices." These investment practices, most of which are derivatives or involve the use of derivatives, are more fully described under "Description of the Fund-Additional Investment Practices."

(R) This is a registered mark used under license from the owner, Alliance Capital Management L.P.
































00250203.AG7

This is filed pursuant to Rule 497(c).
File Nos. 33-84270 and 811-08776.

















































00250203.AG7

(LOGO)(R)               ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Missouri
Investors

    Prospective Missouri investors should consider the fact that the Fund's portfolio turnover rate could, under some conditions, be 150%. A 150% turnover rate in the opinion of the Office of the Secretary of the State of Missouri is greater than most other investment companies, including those which emphasize capital appreciation as a basic policy. A high portfolio turnover rate increases transactions costs and incidence of short-term capital gain taxable as ordinary income. The Fund does not believe that a 150% turnover rate is high or that it is higher than most other investment companies.

(R) This is a registered mark used under license from the owner, Alliance Capital Management L.P.































00250203.AG7